Convertible Debentures - 2018 Unsecured Convertible Debentures 7% - (Narrative) (Details) $ / shares in Units, $ in Thousands, $ in Thousands			1 Months Ended		12 Months Ended
	Jan. 15, 2018 CAD ($) $ / shares shares	Dec. 13, 2017 $ / shares	Jan. 30, 2018 CAD ($) $ / shares	Nov. 24, 2017 CAD ($) Share $ / shares	Jul. 31, 2019 CAD ($) Share $ / shares	Jul. 31, 2018 CAD ($) Share $ / shares	Jul. 31, 2019 USD ($)	Jul. 31, 2017 CAD ($)
Statements Line Items
Number of warrants issued | Share					11,500,000	37,413,681
Weighted average exercise price of warrants issued | $ / shares			$ 5.60		$ 6.00	$ 4.34
Fair value liability					$ 493	$ 3,130	$ 375	$ 1,356
Weighted average share price, warrants issued | $ / shares			$ 3.93
Expected life of warrants issued			1 year
Expected dividends, warrants issued			$ 0
Expected volatility, warrants issued			65.00%
Expected risk-free interest rate, warrants issued			1.25%
Finance costs						4,792
Conversion feature, net of issuance costs						6,777
Conversion of 7% unsecured convertible debentures						54,746
Interest expense					$ 469	1,529
Accretion						$ 1,368
2018 Unsecured Convertible Debentures 7%
Statements Line Items
Notes and debentures issued				$ 69,000
Interest rate				7.00%
Conversion price | $ / shares				$ 2.20
Weighted average trading price required to trigger forced conversion | $ / shares				$ 3.15
Period of time for trade price to exceed threshold price to trigger automatic conversion				10 days
Number of warrants issued | Share				15,663,000
Description of number of warrants issued to debenture holders				227 for every $1,000 unit
Weighted average exercise price of warrants issued | $ / shares				$ 3.00
Closing trading price required to trigger expiration of warrants | $ / shares				$ 4.50
Period of time for trade price to exceed threshold price to trigger expiration of warrants				10 days
Fair value liability				$ 58,187
Discount rate for fair value financial liabilities				14.00%
Residual proceeds of convertible debentures				$ 10,813
Placement agent fee				3,450
Additional financing cost				476
Volume weighted average price | $ / shares		$ 3.32
Unit of principal amount of 7.0% debenture	$ 1,000
Stock issued for conversion per unit of convertible securities | shares	454.54
Accrued and unpaid interest per unit of principal amount | $ / shares	$ 2.92
Additional stock issued for conversion of convertible securities, accrued and unpaid interest | shares	1.33
Total stock issued for conversion of convertible securities and accrued and unpaid interest, per unit of principal | shares	455.87
Carrying value of the debentures	$ 54,700
Interest payable paid through shares	46
Conversion feature, net of issuance costs	6,809
Conversion of 7% unsecured convertible debentures	$ 61,555
2018 Unsecured Convertible Debentures 7% | Warrant Liability
Statements Line Items
Residual proceeds of convertible debentures				3,530
Value of warrants issued				$ 8,648
Weighted average share price, warrants issued | $ / shares				$ 2.62
Expected life of warrants issued				1 year
Expected dividends, warrants issued				$ 0
Expected volatility, warrants issued				65.00%
Expected risk-free interest rate, warrants issued				1.25%
2018 Unsecured Convertible Debentures 7% | Conversion Feature Liability
Statements Line Items
Fair value liability				$ 17,843
Residual proceeds of convertible debentures				$ 7,283
Weighted average share price, warrants issued | $ / shares				$ 2.62
Expected life of warrants issued				3 months
Expected dividends, warrants issued				$ 0
Expected volatility, warrants issued				65.00%
Expected risk-free interest rate, warrants issued				1.25%
2018 Unsecured Convertible Debentures 7% | Broker Warrants
Statements Line Items
Number of warrants issued | Share				1,568
Weighted average exercise price of warrants issued | $ / shares				$ 3.00
Value of warrants issued				$ 866
Weighted average share price, warrants issued | $ / shares				$ 2.62
Expected life of warrants issued				1 year
Expected dividends, warrants issued				$ 0
Expected volatility, warrants issued				65.00%
Expected risk-free interest rate, warrants issued				1.25%